Revenues and Contract Costs - Schedule of Cost Incurred to Obtain or Fulfill Contracts with Customers (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 4,021	$ 3,895
Minimum
Capitalized Contract Cost [Line Items]
Amortization Period	2 years
Maximum
Capitalized Contract Cost [Line Items]
Amortization Period	5 years
Prepaid expenses and other
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 2,230	2,083
Other assets
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 1,791	$ 1,812